Commitments and Contingencies - Schedule of Future Minimum Rental Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2018	$ 4,759
2019	2,565
2020	2,063
2021	1,895
2022	1,890
Thereafter	10,680
Total	$ 23,852